Income Taxes - Deferred tax assets (liabilities) (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Deferred tax liability (asset)	$ 26,250	$ 21,688
Unrecognized deferred tax assets	(26,250)	(21,688)
CANADA
Income Taxes
Net deferred income tax assets	45,809
UNITED STATES
Income Taxes
Net deferred income tax assets	37,924
Non-capital loss carry forwards
Income Taxes
Deferred tax liability (asset)	20,332	13,620
Capital assets
Income Taxes
Deferred tax liability (asset)	5,288	5,489
Lease Liability
Income Taxes
Deferred tax liability (asset)	266	80
Mineral property interests
Income Taxes
Deferred tax liability (asset)	50	1,867
Share issue costs
Income Taxes
Deferred tax liability (asset)	$ 314	$ 632